                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04015
                                                      ---------

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  October 31
                                  ----------
                             Date of Fiscal Year End

                                 April 20, 2004
                                 --------------
                            Date of Reporting Period

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ITEM 1. REPORTS TO STOCKHOLDERS
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[EV LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT APRIL 30, 2004

[GRAPHIC IMAGE]

EATON VANCE HIGH INCOME FUND

[GRAPHIC IMAGE]

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                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

   For more information about Eaton Vance's privacy policies, call:
   1-800-262-1122

                                IMPORTANT NOTICE
                             REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE HIGH INCOME FUND as of April 30, 2004
INVESTMENT UPDATE

Investment Environment

- The high-yield market gained further momentum in the six months ended April 30, 2004. A recovering economy boosted corporate profits and cash flows, allowing many companies to pare debt and improve their balance sheets. Default rates declined further, and record high-yield issuance met strong demand, as investors displayed an increased tolerance for risk. The Merrill Lynch U.S. High Yield Master II Index had a return of 5.35% for the period.(1)

The Fund

   PERFORMANCE FOR THE PAST SIX MONTHS

- During the period from inception on March 11, 2004 through April 30, 3004, the Fund's Class A shares had a total return of 0.36%. This return resulted from a decrease in net asset value (NAV) to $5.19 per share on April 30, 2004 from $5.23 on March 11, 2004 and the reinvestment of $0.059 in dividends.(2)

- During the six months ended April 30, 2004, the Fund's Class B shares had a total return of 6.79%. This return resulted from an increase in NAV to $5.18 per share on April 30, 2004 from $5.05 on October 31, 2003 and the reinvestment of $0.209 in dividends.(2)

- The Fund's Class C shares had a total return of 6.76% during the period, the result of an increase in NAV to $6.84 per share on April 30, 2004 from $6.67 per share on October 31, 2003 and the reinvestment of $0.276 in dividends.(2)

- Based on the Fund's most recent distributions and NAVs on April 30, 2004 of $5.19 per share for Class A, $5.18 per share for Class B and $6.84 for Class C, the distribution rate was 8.82% for Class A and 8.07% for Class B and Class C.(3) The SEC 30-day yields were 7.42% for Class A and 7.03% for Class B and Class C.(4)

   RECENT PORTFOLIO DEVELOPMENTS

- The Portfolio continued to focus on the B-rated portion of the high-yield market, with an emphasis on GDP-sensitive sectors, where technology and industrial companies have responded to a stronger economy with significantly better earnings. The Portfolio's largest sector weightings at April 30, 2004 were broadcasting and cable, wireless communications services, oil and gas equipment and services, chemicals and electric power generation.

- The Portfolio's utility and wireless sectors were among its leading performers. In the utility sector, selected power generating and pipeline companies issued equity and bought back their own bonds at a discount in the market. Meanwhile, wireless companies have also significantly improved their balance sheets following the completion of their networks.

- In the entertainment sector, the Portfolio increased its investments in cruise ships and theme parks. As the economy has recovered, consumer sentiment has showed signs of gaining momentum. Cruise ship and theme park operators have benefited from increasing visitor volumes and were strong performers during the period.

- On a relative basis, the Portfolio's gaming bonds performed less well than many GDP-sensitive sectors. Management reduced its exposure in the gaming and lodging area in favor of other consumer segments that we believe are likely to be beneficiaries of stronger consumer spending.

     THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

FUND INFORMATION
as of April 30, 2004

PERFORMANCE(5)                      CLASS A   CLASS B    CLASS C
-------------------------------------------------------------------
Average Annual Total Returns (at
net asset value)

One Year                               N.A.     19.28%       19.31%
Five Years                             N.A.      2.39         2.40
Ten Years                              N.A.      6.39         N.A.
Life of Fund+                          0.36      7.42         6.18

SEC Average Annual Total Returns
(including sales charge or
applicable CDSC)
One Year                               N.A.     14.28%       18.31%
Five Years                             N.A.      2.15         2.40
Ten Years                              N.A.      6.39         N.A.
Life of Fund+                         -4.39      7.42         6.18

+Inception dates: Class A: 3/11/04; Class B: 8/19/86; Class C: 6/8/94

(1)IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.
(2) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR THE FUND'S CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES AND CLASS C SHARES.
(3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED DAILY BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.
(4) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(5) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. CLASS B SEC AVERAGE ANNUAL
TOTAL RETURNS REFLECT APPLICABLE CDSC AS FOLLOWS: 1ST AND 2ND YEAR - 5%; 3RD YEAR - 4%; 4TH YEAR - 3%; 5TH YEAR - 2%; 6TH YEAR - 1%. ONE-YEAR SEC RETURN
FOR CLASS C REFLECTS A 1% CDSC. CLASS A SHARES REDEEMED WITHIN 3 MONTHS OF PURCHASE, INCLUDING EXCHANGES, ARE SUBJECT TO A 1% REDEMPTION FEE, WHICH IS
NOT REFLECTED IN THIS RETURN. THE FUND'S 1-YEAR RETURNS REFLECT THE STRONG PERFORMANCE OF U.S. HIGH-YIELD BONDS DURING THE PERIOD. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eaton vance.com.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REPURCHASED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE HIGH INCOME FUND as of April 30, 2004

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2004

ASSETS

Investment in High Income Portfolio, at value
   (identified cost, $877,972,699)                                            $      934,447,614
Receivable for Fund shares sold                                                          596,790
------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $      935,044,404
------------------------------------------------------------------------------------------------

LIABILITIES

Dividends payable                                                             $        2,759,854
Payable for Fund shares redeemed                                                       1,991,967
Payable to affiliate for distribution and service fees                                   165,551
Payable for Trustees' fees                                                                   290
Accrued expenses                                                                         273,488
------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $        5,191,150
------------------------------------------------------------------------------------------------
NET ASSETS                                                                    $      929,853,254
------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                               $    1,296,628,133
Accumulated net realized loss from Portfolio (computed on
   the basis of identified cost)                                                    (420,604,444)
Accumulated distributions in excess of net investment income                          (2,645,350)
Net unrealized appreciation from Portfolio (computed on the basis of
   identified cost)                                                                   56,474,915
------------------------------------------------------------------------------------------------
TOTAL                                                                         $      929,853,254
------------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                                    $      140,350,029
SHARES OUTSTANDING                                                                    27,026,950
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)          $             5.19
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of $5.19)                                            $             5.45
------------------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                                    $      514,891,521
SHARES OUTSTANDING                                                                    99,409,761
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)          $             5.18
------------------------------------------------------------------------------------------------

CLASS C SHARES

NET ASSETS                                                                    $      274,611,704
SHARES OUTSTANDING                                                                    40,161,224
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)          $             6.84
------------------------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2004

INVESTMENT INCOME

Interest allocated from Portfolio                                             $       44,093,615
Dividends allocated from Portfolio                                                       983,349
Miscellaneous income allocated from Portfolio                                            398,400
Expenses allocated from Portfolio                                                     (2,865,965)
------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                                          $       42,609,399
------------------------------------------------------------------------------------------------

EXPENSES

Trustees' fees and expenses                                                   $            2,002
Distribution and service fees
   Class A                                                                                30,592
   Class B                                                                             3,222,873
   Class C                                                                             1,428,476
Transfer and dividend disbursing agent fees                                              487,520
Printing and postage                                                                      60,029
Registration fees                                                                         22,437
Custodian fee                                                                             19,648
Legal and accounting services                                                              9,838
Miscellaneous                                                                             24,052
------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                $        5,307,467
------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                         $       37,301,932
------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)                            $        5,231,522
   Foreign currency and forward foreign currency exchange
      contract transactions                                                              272,270
------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                             $        5,503,792
------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                        $       20,384,121
   Foreign currency and forward foreign currency exchange contracts                     (137,335)
------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          $       20,246,786
------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                              $       25,750,578
------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $       63,052,510
------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SIX MONTHS ENDED
INCREASE (DECREASE)                                                      APRIL 30, 2004     YEAR ENDED
IN NET ASSETS                                                            (UNAUDITED)        OCTOBER 31, 2003
------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                                 $     37,301,932   $     75,422,086
   Net realized gain from investments and
      foreign currency transactions                                             5,503,792         18,388,798
   Net change in unrealized
      appreciation (depreciation) from
      investments and foreign currency                                         20,246,786        130,305,162
------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                               $     63,052,510   $    224,116,046
------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                            $     (1,093,763)  $             --
      Class B                                                                 (25,981,280)       (54,664,495)
      Class C                                                                 (11,595,383)       (21,628,770)
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                      $    (38,670,426)  $    (76,293,265)
------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                            $      6,588,993   $             --
      Class B                                                                  29,329,810        103,251,445
      Class C                                                                  36,284,977         88,319,239
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                                                     475,453                 --
      Class B                                                                  11,040,225         18,423,298
      Class C                                                                   5,467,538         10,039,498
   Cost of shares redeemed
      Class A                                                                  (2,530,160)                --
      Class B                                                                 (69,161,606)       (95,650,349)
      Class C                                                                 (55,538,759)       (54,084,859)
   Net asset value of shares exchanged
      Class A                                                                 135,479,417                 --
      Class B                                                                (135,448,985)                --
------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE TRANSACTIONS       $    (38,013,097)  $     70,298,272
------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                    $    (13,631,013)  $    218,121,053
------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                   $    943,484,267   $    725,363,214
------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                         $    929,853,254   $    943,484,267
------------------------------------------------------------------------------------------------------------

ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET
INVESTMENT INCOME INCLUDED IN NET ASSETS
------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                         $     (2,645,350)  $     (1,276,856)
------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

EATON VANCE HIGH INCOME FUND as of April 30, 2004

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                                                   CLASS A
                                                                              ------------------
                                                                                PERIOD ENDED
                                                                               APRIL 30, 2004
                                                                              (UNAUDITED)(1)(2)
------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                                        $            5.230
------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                         $            0.057
Net realized and unrealized loss                                                          (0.038)(3)
------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                                  $            0.019
------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                                    $           (0.059)
------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                           $           (0.059)
------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                              $            5.190
------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                                             0.36%
------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)                                     $          140,350
Ratios (As a percentage of average daily net assets):
   Expenses(5)                                                                              0.98%(6)
   Net investment income                                                                    7.94%(6)
Portfolio Turnover of the Portfolio                                                           38%
------------------------------------------------------------------------------------------------

(1) For the period from the commencement of offering of Class A shares, March 11, 2004, to April 30, 2004.
(2) Net investment income per share was computed using average shares outstanding.
(3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(5)  Includes the Fund's share of the Portfolio's allocated expenses.
(6)  Annualized.

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                             CLASS B
                                   ---------------------------------------------------------------------------------------------
                                    SIX MONTHS ENDED                 YEAR ENDED OCTOBER 31,                 YEAR ENDED MARCH 31,
                                    APRIL 30, 2004       ---------------------------------------------     ---------------------
                                    (UNAUDITED)(2)         2003       2002(1)      2001      2000(2)(3)     2000(2)      1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period     $   5.050     $   4.150   $   4.860   $   6.180   $   7.270     $   7.510   $   8.030
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                      $   0.202     $   0.416   $   0.431   $   0.601   $   0.418     $   0.702   $   0.685
Net realized and unrealized gain
  (loss)                                       0.136         0.904      (0.672)     (1.206)     (1.090)       (0.242)     (0.543)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS        $   0.338     $   1.320   $  (0.241) $   (0.605)  $  (0.672)    $   0.460   $   0.142
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                 $  (0.208)    $  (0.420)  $  (0.429)  $  (0.670)  $  (0.418)    $  (0.700)  $  (0.662)
From tax return of capital                        --            --      (0.040)     (0.045)          --           --          --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        $  (0.208)    $  (0.420)  $  (0.469)  $  (0.715)  $  (0.418)    $  (0.700)  $  (0.662)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD           $   5.180     $   5.050   $   4.150   $   4.860   $   6.180     $   7.270  $    7.510
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                 6.79%        33.26%      (5.46)%    (10.39)%     (9.70)%        6.36%       2.08%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)  $ 514,892     $ 662,381   $ 530,326   $ 648,544   $ 721,339     $ 758,686   $ 689,140
Ratios (As a percentage of average
  daily net assets):
   Expenses(5)                                  1.73%(6)      1.80%       1.79%       1.83%       1.78%(6)      1.74%       1.75%
   Net investment income                        7.82%(6)      8.96%       9.30%      10.91%      10.37%(6)      9.49%       9.13%
Portfolio Turnover of the Portfolio               38%          122%         88%         83%         41%          113%        150%

(1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease net investement income per share by $0.010, decrease net realized and unrealized losses per share by $0.010 and decrease the ratio of net investment income to average net assets from 9.52% to 9.30%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(2) Net investment income per share was computed using average shares outstanding.

(3)  For the seven-month period ended October 31, 2000.

(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

                        See notes to financial statements

                                                                            CLASS C
                                   ---------------------------------------------------------------------------------------------
                                   SIX MONTHS ENDED               YEAR ENDED OCTOBER 31,                   YEAR ENDED MARCH 31,
                                   APRIL 30, 2004        ----------------------------------------------    ---------------------
                                   (UNAUDITED)(2)           2003      2002(1)      2001      2000(2)(3)     2000(2)      1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period     $   6.670     $   5.480   $   6.410   $   8.130   $   9.560     $   9.880   $  10.560
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                      $   0.266     $   0.551   $   0.567   $   0.796   $   0.551     $   0.915   $   0.901
Net realized and unrealized gain (loss)        0.179         1.193      (0.878)     (1.590)     (1.435)       (0.321)     (0.715)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS        $   0.445     $   1.744   $  (0.311)  $  (0.794)  $  (0.884)    $   0.594   $   0.186
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                 $  (0.275)    $  (0.554)  $  (0.572)  $  (0.864)  $  (0.546)    $  (0.914)  $  (0.866)
From tax return of capital                        --            --      (0.047)     (0.062)         --            --          --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        $  (0.275)    $  (0.554)  $  (0.619)  $  (0.926)  $  (0.546)    $  (0.914)  $  (0.866)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD           $   6.840     $   6.670   $   5.480   $   6.410   $   8.130     $   9.560   $   9.880
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                 6.76%        33.24%      (5.37)%    (10.31)%     (9.70)%        6.26%       2.08%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)  $ 274,612     $ 281,103   $ 195,037   $ 202,906   $ 191,027     $  36,851   $  61,660
Ratios (As a percentage of average daily
  net assets):
   Expenses(5)                                  1.73%(6)      1.80%       1.79%       1.82%       1.82%(6)      1.78%       1.79%
   Net investment income                        7.80%(6)      8.93%       9.28%      10.85%      10.40%(6)      9.42%       9.18%
Portfolio Turnover of the Portfolio               38%          122%         88%         83%         41%          113%        150%

(1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease net investement income per share by $0.010, decrease net realized and unrealized losses per share by $0.010 and decrease the ratio of net investment income to average net assets from 9.50% to 9.28%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(2) Net investment income per share was computed using average shares outstanding.

(3)  For the seven-month period ended October 31, 2000.

(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

                        See notes to financial statements

EATON VANCE HIGH INCOME FUND as of April 30, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance High Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the High Income Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (75.8% at April 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $420,645,194, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2010 ($143,280,458), October 31, 2009 ($235,765,703), October 31, 2008
   ($30,521,427), March 31, 2007 ($3,342,613), March 31, 2005 ($7,020,394), and
   March 31, 2004 ($714,599), respectively.

   D OTHER -- Investment transactions are accounted for on a trade-date basis.

   E USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   E INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   G EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the fund.

   H INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to April 30, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Such daily dividends are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                         PERIOD ENDED
                                                                         APRIL 30, 2004
   CLASS A                                                               (UNAUDITED)(1)
   --------------------------------------------------------------------------------------
   Sales                                                                        1,267,645
   Issued to shareholders electing to receive
     payments of distributions in Fund shares                                      91,594
   Redemptions                                                                   (486,128)
   Exchange to Class A shares                                                  26,153,839
   --------------------------------------------------------------------------------------

   NET INCREASE                                                                27,026,950
   --------------------------------------------------------------------------------------

                                                                         SIX MONTHS ENDED
                                                                         APRIL 30, 2004     YEAR ENDED
   CLASS B                                                               (UNAUDITED)        OCTOBER 31, 2003
   ---------------------------------------------------------------------------------------------------------
   Sales                                                                        5,649,626         22,456,264
   Issued to shareholders electing to receive
     payments of distributions in Fund shares                                   2,131,208          3,970,353
   Redemptions                                                                (13,311,221)       (23,123,456)
   Exchange from Class B shares                                               (26,206,273)                --
   ---------------------------------------------------------------------------------------------------------

   NET INCREASE (DECREASE)                                                    (31,736,660)         3,303,161
   ---------------------------------------------------------------------------------------------------------

                                                                         SIX MONTHS ENDED
                                                                         APRIL 30, 2004     YEAR ENDED
   CLASS C                                                               (UNAUDITED)        OCTOBER 31, 2003
   ---------------------------------------------------------------------------------------------------------
   Sales                                                                        5,287,070         14,431,771
   Issued to shareholders electing to receive
     payments of distributions in Fund shares                                     798,824          1,636,564
   Redemptions                                                                 (8,085,410)        (9,521,784)
   ---------------------------------------------------------------------------------------------------------

   NET INCREASE (DECREASE)                                                     (1,999,516)         6,546,551
   ---------------------------------------------------------------------------------------------------------

   (1) For the period from the start of business, March 11, 2004 to April 30, 2004.

   Redemptions or exchanges of Class A shares made within three months of purchase are subject to a redemption fee equal to 1% of the amount redeemed. For the period from the start of business, March 11, 2004 to April 30, 2004 the Fund did not receive any redemption fees on Class A shares.

4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended April 30, 2004, EVM earned $30,749 in sub-transfer agent fees. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $1,252 as its portion of the sales charge on sales of Class A shares for the period from the start of business, March 11, 2004 to April 30, 2004.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect distribution plans for Class B Shares (the Class B
   Plan) and Class C Shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $2,417,492 and $1,071,357 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2004 representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At April 30, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $26,872,000 and $33,363,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the period from the start of business, March 11, 2004 to April 30, 2004 amounted to $30,952 for Class A shares. Service fee payments for the six months ended April 30, 2004 amounted to $805,381 and $357,119 for Class B and Class C shares, respectively.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. EVD received approximately $703,000 and $63,000 of CDSC paid by shareholders for Class B and Class C shares, respectively, for the six months ended April 30, 2004.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2004, aggregated $208,836,200 and $289,033,507, respectively.

HIGH INCOME PORTFOLIO as of April 30, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

SENIOR, FLOATING RATE INTERESTS -- 1.3%(1)(2)

                                                                         PRINCIPAL
SECURITY                                                                 AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------
BEVERAGE, FOOD AND TOBACCO -- 0.3%

New World Pasta, Term Loan B,
Maturing 1/28/06                                                         $      4,277,546   $      3,962,077
------------------------------------------------------------------------------------------------------------
                                                                                            $      3,962,077
------------------------------------------------------------------------------------------------------------

UTILITIES -- 0.1%

Mirant Corp., Revolving Term Loan,
Maturing 7/16/06(3)                                                      $      2,100,000   $      1,207,500
------------------------------------------------------------------------------------------------------------
                                                                                            $      1,207,500
------------------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 0.9%

IPCS Wireless, Revolving Term Loan,
Maturing 6/30/08(4)                                                      $      6,676,214   $      6,642,833
IPCS Wireless, Term Loan B, Maturing 6/30/08(4)                                 3,588,465          3,570,522
------------------------------------------------------------------------------------------------------------
                                                                                            $     10,213,355
------------------------------------------------------------------------------------------------------------

TOTAL SENIOR, FLOATING RATE INTERESTS
   (IDENTIFIED COST $14,373,313)                                                            $     15,382,932
------------------------------------------------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 92.6%

                                                                         PRINCIPAL
                                                                         AMOUNT
SECURITY                                                                 (000'S OMITTED)    VALUE
------------------------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 1.0%

BE Aerospace, Sr. Notes, 8.50%, 10/1/10                                  $          1,105   $      1,204,450
Dunlop Stand Aero Holdings, Sr. Notes,
11.875%, 5/15/09                                                                    8,410          8,935,625
Dunlop Stand Aero Holdings, Sr. Notes,
11.875%, 5/15/09(5)                                                                 1,965          2,087,812
------------------------------------------------------------------------------------------------------------
                                                                                            $     12,227,887
------------------------------------------------------------------------------------------------------------

AIRLINES -- 2.7%

American Airlines, 7.80%, 10/1/06                                        $          7,243   $      6,880,981
American Airlines, 7.858%, 10/1/11                                                    260            263,529
American Airlines, 8.608%, 4/1/11                                                     570            536,825
AMR Corp., Debs., 9.00%, 8/1/12                                                     7,880          6,698,000
Continental Airlines, 7.033%, 6/15/11                                               4,571          3,927,418
Continental Airlines, 7.08%, 11/1/04                                                   95             93,864
Continental Airlines, 7.434%, 9/15/04                                               2,740          2,709,223
Continental Airlines, 8.00%, 12/15/05                                    $            550   $        525,250
Delta Air Lines, 7.70%, 12/15/05                                                    2,215          1,716,625
Delta Air Lines, 8.30%, 12/15/29                                                    1,005            487,425
Delta Air Lines, Series 00-1, 7.779%, 11/18/05                                      4,250          3,573,888
Delta Air Lines, Series 02-1, 7.779%, 1/2/12                                          697            506,442
Northwest Airlines, Inc., 8.875%, 6/1/06                                            3,285          2,841,525
Northwest Airlines, Inc., Sr. Notes, 9.875%, 3/15/07                                2,350          1,974,000
------------------------------------------------------------------------------------------------------------
                                                                                            $     32,734,995
------------------------------------------------------------------------------------------------------------

APPAREL -- 1.6%

GFSI, Inc., Sr. Sub. Notes, Series B, 9.625%, 3/1/07                     $            970   $        945,750
J Crew Operating Corp., Sr. Sub. Notes,
10.375%, 10/15/07                                                                   4,350          4,377,187
Perry Ellis International, Inc., Sr. Sub. Notes, Series B,
8.875%, 9/15/13                                                                     1,965          2,082,900
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11(5)                                   1,350          1,363,500
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13                                      3,615          3,813,825
William Carter, Series B, 10.875%, 8/15/11                                          5,778          6,673,590
------------------------------------------------------------------------------------------------------------
                                                                                            $     19,256,752
------------------------------------------------------------------------------------------------------------

AUTO AND PARTS -- 3.1%

Amerco, 9.00%, 3/15/09                                                   $          3,060   $      3,197,700
CSK Auto, Inc., Sr. Notes, 7.00%, 1/15/14(5)                                          522            516,780
Dana Corp., 10.125%, 3/15/10                                                        7,770          8,935,500
Keystone Automotive Operations, Inc., Sr. Sub.
Notes, 9.75%, 11/1/13(5)                                                            1,110          1,221,000
Metaldyne Corp., 11.00%, 6/15/12(5)                                                 4,173          3,567,915
Metaldyne Corp., Sr. Notes, 10.00%, 11/1/13(5)                                      1,755          1,711,125
Rexnord Corp., 10.125%, 12/15/12                                                    1,665          1,823,175
Tenneco Automotive, Inc., Series B,
11.625%, 10/15/09                                                                   7,780          8,558,000
Tenneco Automotive, Inc., Sr. Notes,
10.25%, 7/15/13(5)                                                                  3,690          4,271,175
TRW Automotive, Inc., Sr. Sub. Notes,
11.00%, 2/15/13                                                                     2,142          2,559,690
United Components, Inc., Sr. Sub. Notes,
9.375%, 6/15/13                                                                     1,670          1,786,900
------------------------------------------------------------------------------------------------------------
                                                                                            $     38,148,960
------------------------------------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 10.7%

Adelphia Communications, Sr. Notes,
8.75%, 10/1/07(3)                                                        $          1,040   $      1,154,400
Adelphia Communications, Sr. Notes,
8.875%, 1/15/07(3)                                                                  4,915          5,529,375

                        See notes to financial statements

                                                                         PRINCIPAL
                                                                         AMOUNT
SECURITY                                                                 (000'S OMITTED)    VALUE
------------------------------------------------------------------------------------------------------------
BROADCASTING AND CABLE (CONTINUED)

Adelphia Communications, Sr. Notes,
9.50%, 3/1/05(3)                                                         $          4,745   $      5,361,850
Adelphia Communications, Sr. Notes,
10.25%, 11/1/06(3)                                                                  7,200          7,740,000
Adelphia Communications, Sr. Notes, Series B,
9.25%, 10/1/02(3)                                                                   7,585          7,964,250
Avalon Cable Holdings, LLC, Sr. Disc. Notes, 11.875%,
(0% until 2003), 12/1/08                                                              583            622,293
Cablevision Systems Corp., Sr. Notes,
5.65%, 4/1/09(5)                                                                    1,450          1,500,750
Cablevision Systems Corp., Sr. Notes,
8.00%, 4/15/12(5)                                                                   6,680          6,730,100
Charter Communication Holdings, Sr. Disc
Notes, 12.125%, (0% until 2007), 1/15/12                                              520            313,300
Charter Communication Holdings, Sr. Disc. Notes,
13.50%, (0% until 2007), 1/15/11                                                    9,480          7,062,600
Charter Communication Holdings, Sr. Notes,
10.00%, 4/1/09                                                                      4,390          3,808,325
Charter Communication Holdings, Sr. Notes,
10.00%, 5/15/11                                                                     4,705          3,916,912
Charter Communication Holdings, Sr. Notes,
10.75%, 10/1/09                                                                     1,965          1,734,112
Charter Communications Holdings, Sr. Notes,
8.375%, 4/30/14                                                                     8,780          8,692,200
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07                                        15             16,050
CSC Holdings, Inc., Sr. Sub. Notes, 10.50%, 5/15/16                                 5,540          6,398,700
Dex Media West LLC, Sr. Sub. Notes,
9.875%, 8/15/13(5)                                                                  8,340          9,174,000
Echostar DBS Corp., Sr. Notes, 9.125%, 1/15/09                                         42             47,250
Insight Communications, Sr. Disc. Notes, 12.25%,
(0% until 2006) 2/15/11                                                            10,900          9,428,500
LBI Media, Inc., Sr. Disc. Notes, 0.00%, 10/15/13                                   2,760          1,959,600
Muzak Holdings LLC, 9.875%, 3/15/09                                                   620            598,300
Muzak Holdings LLC, Sr. Disc. Notes, 13.00%,
(0% until 2004), 3/15/10                                                            5,853          5,699,359
Muzak LLC/Muzak Finance, Sr. Notes,
10.00%, 2/15/09                                                                     3,700          3,811,000
Nexstar Finance Holdings LLC, Inc., 12.00%, 4/1/08                                    520            585,000
Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes,
11.375%, (0% until 2008), 4/1/13                                                    6,345          4,727,025
Nextmedia Operating, Inc., 10.75%, 7/1/11                                           1,650          1,868,625
Paxson Communications Corp., 10.75%, 7/15/08                                        2,880          3,052,800
Paxson Communications Corp., 12.25%,
(0% until 2006), 1/15/09                                                            2,955          2,578,237
Pegasus Communications Corp., Sr. Notes,
9.625%, 10/15/05                                                                      375            277,500
Pegasus Communications Corp., Sr. Notes,
9.75%, 12/1/06                                                           $            120   $         84,600
Pegasus Communications Corp., Sr. Notes,
11.25%, 1/15/10(5)                                                                  4,175          2,880,750
Pegasus Communications Corp., Sr. Notes,
12.50%, 8/1/07                                                                      2,550          1,746,750
Pegasus Satellite, 12.375%, 8/1/06                                                  5,600          3,948,000
Telewest Communication PLC, Sr. Debs.,
11.00%, 10/1/07(3)                                                                  6,090          3,867,150
Telewest Communication PLC, Sr. Disc. Notes, 9.25%,
(0% until 2004), 4/15/09(3)                                                         5,715          3,000,375
XM Satellite Radio, Inc., 6.65%, 5/1/09(5)                                          2,245          2,278,675
Young Broadcasting, Inc., Sr. Sub. Notes,
8.75%, 1/15/14(5)                                                                   2,085          2,116,275
------------------------------------------------------------------------------------------------------------
                                                                                            $    132,274,988
------------------------------------------------------------------------------------------------------------

BUILDING AND CONSTRUCTION - MISCELLANEOUS -- 0.7%

Dayton Superior Corp., Sr. Notes, 10.75%, 9/15/08                        $          1,240   $      1,246,200
Interline Brands, Inc., Sr. Sub. Notes,
11.50%, 5/15/11                                                                     4,350          4,719,750
Ply Gem Industries, Inc., Sr. Sub. Notes,
9.00%, 2/15/12(5)                                                                   3,030          3,120,900
------------------------------------------------------------------------------------------------------------
                                                                                            $      9,086,850
------------------------------------------------------------------------------------------------------------

BUILDING MATERIALS -- 0.6%

Koppers, Inc., Sr. Notes, 9.875%, 10/15/13(5)                            $             60   $         66,000
Nortek Holdings, Inc., Sr. Notes, (0% until 2007),
10.00%, 5/15/11(5)                                                                  4,590          3,453,975
Owens Corning, 7.50%, 8/1/18(3)                                                     2,890          1,213,800
Owens Corning, 7.70%, 5/1/08(3)                                                     2,700          1,134,000
US Concrete, Inc., Sr. Sub. Notes, 8.375%, 4/1/14(5)                                1,905          1,914,525
------------------------------------------------------------------------------------------------------------
                                                                                            $      7,782,300
------------------------------------------------------------------------------------------------------------

BUSINESS SERVICES -- 0.4%

Norcross Safety Products LLC/Norcross Capital Corp.,
Sr. Sub. Notes, Series B, 9.875%, 8/15/11                                $          5,065   $      5,444,875
------------------------------------------------------------------------------------------------------------
                                                                                            $      5,444,875
------------------------------------------------------------------------------------------------------------

BUSINESS SERVICES - MISCELLANEOUS -- 1.9%

Advanstar Communications, Inc., 10.75%, 8/15/10                          $          6,120   $      6,716,700
Affinity Group, Inc., Sr. Sub. Notes, 9.00%, 2/15/12(5)                             3,815          4,043,900
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14(5)                                     745            752,450
Mobile Mini, Inc., 9.50%, 7/1/13                                                    1,575          1,771,875

                        See notes to financial statements

                                                                         PRINCIPAL
                                                                         AMOUNT
SECURITY                                                                 (000'S OMITTED)    VALUE
------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - MISCELLANEOUS (CONTINUED)

R.H. Donnelley Finance Corp., 10.875%, 12/15/12                          $          1,220   $      1,457,900
R.H. Donnelley Finance Corp., Sr. Sub. Notes,
10.875%, 12/15/12(5)                                                                4,780          5,712,100
Synagro Technologies, Inc., Sr. Sub. Notes,
9.50%, 4/1/09                                                                       1,360          1,475,600
Vertis, Inc., Sub. Notes, 13.50%, 12/7/09(5)                                          500            512,500
Williams Scotsman, Inc., Sr. Notes, 10.00%, 8/15/08                                 1,425          1,567,500
------------------------------------------------------------------------------------------------------------
                                                                                            $     24,010,525
------------------------------------------------------------------------------------------------------------

CHEMICALS -- 5.3%

Avecia Group PLC, 11.00%, 7/1/09                                         $          5,935   $      4,748,000
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11                                       3,900          4,387,500
Hercules, Inc., 11.125%, 11/15/07                                                   5,300          6,386,500
Huntsman Adventure Materials, Sr. Notes,
11.00%, 7/15/10(5)                                                                    735            837,900
Huntsman International LLC, Sr. Notes,
9.875%, 3/1/09                                                                      1,960          2,190,300
Huntsman LLC, 11.625%, 10/15/10                                                     1,885          2,082,925
IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13                                        6,000          7,395,000
Lyondell Chemical Co., 9.50%, 12/15/08                                              1,040          1,092,000
Lyondell Chemical Co., 9.50%, 12/15/08                                              2,665          2,798,250
Lyondell Chemical Co., Series B, 9.875%, 5/1/07                                     5,200          5,486,000
Methanex Corp., Sr. Notes, 8.75%, 8/15/12                                           2,815          3,237,250
Nalco Co., Sr. Notes, 7.75%, 11/15/11(5)                                            3,475          3,674,812
Nalco Co., Sr. Sub. Notes, 8.875%, 11/15/13(5)                                      3,310          3,508,600
Nalco Finance Holdings, Inc., Sr. Notes,
(0% until 2009), 0.00%, 2/1/14(5)                                                   4,320          2,743,200
Noveon, Inc., 11.00%, 2/28/11                                                         680            795,600
OM Group, Inc., 9.25%, 12/15/11                                                    10,070         10,372,100
Rockwood Specialties Group, Sr. Sub. Notes,
10.625%, 5/15/11                                                                    1,855          1,984,850
Texas Petrochemical Corp., 7.25%, 5/15/09(4)                                          416            416,000
Texas Petrochemical Corp., Sr. Sub. Notes,
11.125%, 7/1/06(3)                                                                  3,010          1,219,050
------------------------------------------------------------------------------------------------------------
                                                                                            $     65,355,837
------------------------------------------------------------------------------------------------------------

COMPUTER SERVICES -- 0.2%

DigitalNet, Inc., Sr. Notes, 9.00%, 7/15/10                              $          2,302   $      2,486,160
------------------------------------------------------------------------------------------------------------
                                                                                            $      2,486,160
------------------------------------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 0.9%

American Achievement Corp., Sr. Sub. Notes,
8.25%, 4/1/12(5)                                                         $            820   $        840,500
Amscan Holdings, Inc., Sr. Sub. Notes,
8.75%, 5/1/14(5)                                                         $          2,785   $      2,840,700
Fedders North America, Inc., Sr. Notes,
9.875%, 3/1/14(5)                                                                   2,712          2,644,200
Hockey Co., 11.25%, 4/15/09                                                         1,640          1,959,800
INVISTA, 9.25%, 5/1/12(5)                                                             350            351,750
Jostens Holding Corp., Sr. Disc. Notes, 10.25%, 12/1/13                             1,380            931,500
Rayovac Corp., Sr. Sub. Notes, 8.50%, 10/1/13                                       1,935          2,080,125
------------------------------------------------------------------------------------------------------------
                                                                                            $     11,648,575
------------------------------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING -- 1.6%

Crown Euro Holdings SA, 9.50%, 3/1/11                                    $          1,625   $      1,830,156
Crown Euro Holdings SA, 10.875%, 3/1/13                                             5,755          6,733,350
Graham Packaging Co., 8.75%, 1/15/08                                                  830            840,375
Pliant Corp., 11.125%, 9/1/09                                                       2,500          2,675,000
Pliant Corp., Sr. Disc. Notes, 11.125%, 6/15/09(5)                                  3,065          2,574,600
Solo Cup Co., Sr. Sub. Notes, 8.50%, 2/15/14(5)                                     3,110          3,218,850
US Can Corp., Sr. Notes, 10.875%, 7/15/10                                           1,835          1,935,925
------------------------------------------------------------------------------------------------------------
                                                                                            $     19,808,256
------------------------------------------------------------------------------------------------------------

DRUGS -- 0.2%

Valeant Pharmaceuticals International, Sr. Notes,
7.00%, 12/15/11(5)                                                       $          2,545   $      2,595,900
------------------------------------------------------------------------------------------------------------
                                                                                            $      2,595,900
------------------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT -- 0.4%

Danka Business Systems, Sr. Notes,
11.00%, 6/15/10                                                          $          3,125   $      3,203,125
Hexcel Corp., 9.875%, 10/1/08                                                       1,090          1,207,175
Hexcel Corp., Sr. Sub. Notes, 9.75%, 1/15/09                                          780            822,900
------------------------------------------------------------------------------------------------------------
                                                                                            $      5,233,200
------------------------------------------------------------------------------------------------------------

ENERGY SERVICES -- 1.0%

Port Arthur Finance Corp., 12.50%, 1/15/09                               $         10,086   $     11,952,431
------------------------------------------------------------------------------------------------------------
                                                                                            $     11,952,431
------------------------------------------------------------------------------------------------------------

ENTERTAINMENT -- 2.4%

AMF Bowling Worldwide, Sr. Sub. Notes,
10.00%, 3/1/10(5)                                                        $          2,155   $      2,246,587
Carmike Cinemas, Sr. Sub. Notes, 7.50%, 2/15/14(5)                                  4,150          4,212,250
Intrawest Corp., Sr. Notes, 7.50%, 10/15/13                                         2,170          2,229,675
Royal Caribbean Cruises, Debs., 7.50%, 10/15/27                                     5,295          5,175,862

                        See notes to financial statements

                                                                         PRINCIPAL
                                                                         AMOUNT
SECURITY                                                                 (000'S OMITTED)    VALUE
------------------------------------------------------------------------------------------------------------
ENTERTAINMENT (CONTINUED)

Royal Caribbean Cruises, Sr. Debs., 7.25%, 3/15/18                       $          1,570   $      1,573,925
Royal Caribbean Cruises, Sr. Notes, 8.00%, 5/15/10                                    120            131,400
Royal Caribbean Cruises, Sr. Notes, 8.75%, 2/2/11                                   1,340          1,517,550
Six Flags, Inc., Sr. Notes, 8.875%, 2/1/10                                          3,743          3,827,217
Six Flags, Inc., Sr. Notes, 9.50%, 2/1/09                                             455            482,300
Six Flags, Inc., Sr. Notes, 9.625%, 6/1/14(5)                                       4,230          4,452,075
Six Flags, Inc., Sr. Notes, 9.75%, 4/15/13                                          2,170          2,297,487
True Temper Sports, Inc., Sr. Sub. Notes,
8.375%, 9/15/11(5)                                                                    805            829,150
------------------------------------------------------------------------------------------------------------
                                                                                            $     28,975,478
------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 0.1%

Poster Financial Group, Inc., 8.75%, 12/1/11(5)                          $          1,655   $      1,746,025
------------------------------------------------------------------------------------------------------------
                                                                                            $      1,746,025
------------------------------------------------------------------------------------------------------------

FOOD AND BEVERAGES -- 0.2%

Tabletop Holdings, Inc., Sr. Sub. Notes,
(0% until 2008), 0.00%, 5/15/14(5)                                       $          3,430   $      2,246,650
------------------------------------------------------------------------------------------------------------
                                                                                            $      2,246,650
------------------------------------------------------------------------------------------------------------

FOOD, BEVERAGES AND TOBACCO -- 0.2%

WH Holdings Ltd. and WH Capital Corp., Sr. Notes,
9.50%, 4/1/11(5)                                                         $          1,875   $      2,001,562
------------------------------------------------------------------------------------------------------------
                                                                                            $      2,001,562
------------------------------------------------------------------------------------------------------------

FOODS -- 2.6%

American Seafood Group LLC, 10.125%, 4/15/10                             $          5,665   $      6,798,000
Merisant Co., Sr. Notes, 9.50%, 7/15/13(5)                                          3,340          3,540,400
Michael Foods, Sr. Sub. Notes, 8.00%, 11/15/13(5)                                   3,325          3,512,031
Pinnacle Foods Holdings Corp., Sr. Sub. Notes,
8.25%, 12/1/13(5)                                                                   1,385          1,452,519
Premier International Foods, Sr. Notes,
12.00%, 9/1/09                                                                      7,167          7,776,195
Reddy Ice Group, Inc., Sr. Sub. Notes,
8.875%, 8/1/11                                                                      1,945          2,100,600
UAP Holding Corp., Sr. Disc. Notes, (0% until 2008),
0.00%, 7/15/12(5)                                                                   6,370          5,247,287
United Agricultural Products, Sr. Notes,
8.25%, 12/15/11(5)                                                                  1,805          2,053,187
------------------------------------------------------------------------------------------------------------
                                                                                            $     32,480,219
------------------------------------------------------------------------------------------------------------

GAMING -- 2.6%

Chukchansi EDA, Sr. Notes, 14.50%, 6/15/09(5)                            $          7,220   $      9,025,000
Global Cash Access LLC/Global Cash Finance Corp.,
Sr. Sub. Notes, 8.75%, 3/15/12(5)                                                     805            841,225
OED Corp./Diamond Jo LLC, 8.75%, 4/15/12(5)                                         4,355          4,278,787
Seneca Gaming Corp., Sr. Notes, 7.25%, 5/1/12(5)                                    2,860          2,909,764
Trump Holdings and Funding, Sr. Notes,
11.625%, 3/15/10                                                                    5,515          5,611,512
Universal City Development, Sr. Notes,
11.75%, 4/1/10                                                                      8,005          9,285,800
------------------------------------------------------------------------------------------------------------
                                                                                            $     31,952,088
------------------------------------------------------------------------------------------------------------

HEALTH SERVICES -- 3.8%

Ardent Health Services, Sr. Sub. Notes,
10.00%, 8/15/13                                                          $          4,345   $      4,779,500
Curative Health Services, Sr. Notes,
10.75%, 5/1/11(5)                                                                   3,230          3,258,262
Healthsouth Corp., 7.625%, 6/1/12                                                   1,815          1,842,225
Healthsouth Corp., Sr. Notes, 8.375%, 10/1/11                                       5,415          5,496,225
Magellan Health Services, Inc., Sr. Notes, Series A,
9.375%, 11/15/08                                                                    3,614          3,925,588
National Nephrology Association, Sr. Sub. Notes,
9.00%, 11/1/11(5)                                                                   1,420          1,654,300
Pacificare Health System, 10.75%, 6/1/09                                            3,127          3,650,772
Quintiles Transnational, Sr. Sub. Notes,
10.00%, 10/1/13(5)                                                                  8,415          8,751,600
Rotech Healthcare, Inc., 9.50%, 4/1/12                                              3,045          3,258,150
Vanguard Health Systems, 9.75%, 8/1/11                                              9,740         10,616,600
------------------------------------------------------------------------------------------------------------
                                                                                            $     47,233,222
------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 0.7%

New Asat (Finance) Ltd., Sr. Notes,
9.25%, 2/1/11(5)                                                         $          2,875   $      3,047,500
Stratus Technologies, Inc., Sr. Notes,
10.375%, 12/1/08(5)                                                                 5,643          5,643,000
------------------------------------------------------------------------------------------------------------
                                                                                            $      8,690,500
------------------------------------------------------------------------------------------------------------

LODGING -- 0.4%

Felcor Lodging, 10.00%, 9/15/08                                          $          2,850   $      3,056,625
Host Marriott L.P., 9.25%, 10/1/07                                                    475            534,375
Host Marriott L.P., Series I, 9.50%, 1/15/07                                          630            702,450
------------------------------------------------------------------------------------------------------------
                                                                                            $      4,293,450
------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                         PRINCIPAL
                                                                         AMOUNT
SECURITY                                                                 (000'S OMITTED)    VALUE
------------------------------------------------------------------------------------------------------------
LODGING AND GAMING -- 3.9%

Ameristar Casinos, Inc., 10.75%, 2/15/09                                 $          1,885   $      2,196,025
Hollywood Casino Shreveport, First Mortgage Bonds,
13.00%, 8/1/06(3)                                                                   1,175            881,250
Inn of the Mountain Gods, Sr. Notes,
12.00%, 11/15/10(5)                                                                 4,180          4,598,000
Majestic Star Casino LLC, 9.50%, 10/15/10                                           4,695          4,941,487
Mandalay Resort Group, Sr. Sub. Notes,
10.25%, 8/1/07                                                                        855            998,212
MGM Grand, Inc., 9.75%, 6/1/07                                                      1,480          1,679,800
MTR Gaming Group, Series B, 9.75%, 4/1/10                                           2,555          2,727,463
Premier Entertainment Biloxi LLC/Premier Finance
Biloxi Corp., 10.75%, 2/1/12(5)                                                       550            596,750
Sun International Hotels, Sr. Sub. Notes,
8.875%, 8/15/11                                                                     5,600          6,244,000
Venetian Casino/Las Vegas Sands, 11.00%, 6/15/10                                    9,140         10,739,500
Waterford Gaming LLC, Sr. Notes, 8.625%, 9/15/12(5)                                11,187         12,026,025
------------------------------------------------------------------------------------------------------------
                                                                                            $     47,628,512
------------------------------------------------------------------------------------------------------------

MACHINERY -- 1.9%

Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11(5)                      $          3,720   $      4,166,400
Flowserve Corp., 12.25%, 8/15/10                                                    4,065          4,695,075
Manitowoc Co., Inc. (The), 10.50%, 8/1/12                                             905          1,036,225
Terex Corp., 10.375%, 4/1/11                                                        7,215          8,243,138
Thermadyne Holdings Corp., Sr. Sub. Notes,
9.25%, 2/1/14(5)                                                                    5,272          5,377,440
------------------------------------------------------------------------------------------------------------
                                                                                            $     23,518,278
------------------------------------------------------------------------------------------------------------

MANUFACTURING -- 3.3%

Aearo Co. I, Sr. Sub. Notes, 8.25%, 4/15/12(5)                           $          1,905   $      1,962,150
Amsted Industries, Inc., Sr. Notes,
10.25%, 10/15/11(5)                                                                 7,765          8,813,275
Avondale Mills, Inc., Sr. Sub. Notes, 10.25%, 7/1/13                                2,440          1,427,400
Dresser, Inc., 9.375%, 4/15/11                                                      4,350          4,719,750
General Cable Corp., Sr. Notes, 9.50%, 11/15/10(5)                                  1,655          1,820,500
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11(5)                               5,260          5,641,350
Roller Bearing Holdings Co., Sr. Disc. Notes,
Value13.00%, 6/15/09(5)                                                            11,485         11,255,300
Tekni-Plex, Inc., Series B, 12.75%, 6/15/10                                           275            279,125
Tekni-Plex, Inc., Sr. Notes, 8.75%, 11/15/13(5)                                     1,940          1,920,600
Trinity Industries, Inc., Sr. Notes, 6.50%, 3/15/14(5)                              2,735          2,673,463
Venture Holding Trust, Sr. Notes, 9.50%, 7/1/05(3)                                  3,811            181,023
------------------------------------------------------------------------------------------------------------
                                                                                            $     40,693,936
------------------------------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 1.3%

Inverness Medical Innovations, Inc., Sr. Sub. Notes,
8.75%, 2/15/12(5)                                                        $          2,915   $      2,995,163
Medquest, Inc., 11.875%, 8/15/12                                                    6,185          7,050,900
VWR International, Inc., Sr. Notes, 6.875%, 4/15/12(5)                              1,610          1,670,375
VWR International, Inc., Sr. Sub. Notes, 8.00%, 4/15/14(5)                          3,755          3,923,975
------------------------------------------------------------------------------------------------------------
                                                                                            $     15,640,413
------------------------------------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 0.4%

International Steel Group, Inc., Sr. Notes,
6.50%, 4/15/14(5)                                                        $            535   $        516,275
Mueller Group, Inc., Sr. Sub. Notes, 10.00%, 5/1/12(5)                              2,685          2,825,963
Mueller Holdings, Inc., Sr. Notes, 0.00%, 4/15/14                                   3,115          1,759,975
------------------------------------------------------------------------------------------------------------
                                                                                            $      5,102,213
------------------------------------------------------------------------------------------------------------

METALS - STEEL -- 0.2%

Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14(5)                            $          2,720   $      2,788,000
------------------------------------------------------------------------------------------------------------
                                                                                            $      2,788,000
------------------------------------------------------------------------------------------------------------

NETWORKING PRODUCTS -- 0.3%

Lucent Technologies, Inc., Debs., 6.50%, 1/15/28                         $          3,870   $      3,086,325
------------------------------------------------------------------------------------------------------------
                                                                                            $      3,086,325
------------------------------------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 6.2%

ANR Pipeline Co., 8.875%, 3/15/10                                        $          1,600   $      1,776,000
Dynegy Holdings, Inc., Sr. Notes, 6.875%, 4/1/11                                   11,955         10,281,300
Dynegy Holdings, Inc., Sr. Notes, 8.75%, 2/15/12                                    2,905          2,737,963
Dynegy Holdings, Inc., Sr. Notes,
10.125%, 7/15/13(5)                                                                11,605         12,765,500
Giant Industries, Sr. Sub. Notes, 8.00%, 5/15/14                                    1,785          1,793,925
Gulfterra Energy Partner, 10.625%, 12/1/12                                            975          1,204,125
Hanover Compressor Co., Sr. Notes,
8.625%, 12/15/10                                                                    2,120          2,257,800
Hanover Compressor Co., Sub. Notes,
0.00%, 3/31/07                                                                      5,355          4,150,125
NGC Corp., Sr. Debs., 7.625%, 10/15/26                                                775            620,000
Northwest Pipeline Corp., 8.125%, 3/1/10                                              825            899,250
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13                                       975          1,057,875
Petro Stopping Centers LP / Petro Financial Corp.,
Sr. Notes, 9.00%, 2/15/12(5)                                                        2,075          2,178,750
Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13                                    5,035          5,790,250
Premcor Refining Group, Sr. Sub. Notes, 7.75%, 2/1/12                               1,385          1,457,713
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08                                        4,602          4,164,810

                        See notes to financial statements

                                                                         PRINCIPAL
                                                                         AMOUNT
SECURITY                                                                 (000'S OMITTED)    VALUE
------------------------------------------------------------------------------------------------------------
OIL AND GAS - EQUIPMENT AND SERVICES (CONTINUED)

SESI, LLC, 8.875%, 5/15/11                                               $         11,063   $     12,031,013
Southern Natural Gas, 8.875%, 3/15/10                                               1,200          1,332,000
Transmontaigne, Inc., Sr. Sub. Notes,
9.125%, 6/1/10(5)                                                                   4,325          4,476,375
Williams Cos., Inc., Sr. Notes, 8.625%, 6/1/10                                      5,065          5,596,825
------------------------------------------------------------------------------------------------------------
                                                                                            $     76,571,599
------------------------------------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 0.7%

Continental Resources, 10.25%, 8/1/08                                    $          6,795   $      7,049,813
Petrobras International Finance, Sr. Notes,
9.125%, 7/2/13                                                                      1,925          1,939,438
------------------------------------------------------------------------------------------------------------
                                                                                            $      8,989,251
------------------------------------------------------------------------------------------------------------

OIL AND GAS - REFINING -- 0.1%

WESTERN GAS RESOURCES, 10.00%, 6/15/09                                   $            935   $        986,425
------------------------------------------------------------------------------------------------------------
                                                                                            $        986,425
------------------------------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 2.0%

Caraustar Industries, Inc., Sr. Sub. Notes,
9.875%, 4/1/11                                                           $            265   $        271,625
Georgia-Pacific Corp., 9.375%, 2/1/13                                               2,445          2,854,538
Georgia-Pacific Corp., 9.50%, 12/1/11                                               5,330          6,449,300
Longview Fibre Co., Sr. Sub. Notes, 10.00%, 1/15/09                                 2,495          2,732,025
MDP Acquisitions/JSG Funding PLC, Sr. Notes,
9.625%, 10/1/12                                                                     4,325          4,887,250
Newark Group, Inc., Sr. Sub. Notes,
9.75%, 3/15/14(5)                                                                   3,220          3,171,700
Norske Skog Canada Ltd., Sr. Notes,
7.375%, 3/1/14(5)                                                                   3,890          4,006,700
------------------------------------------------------------------------------------------------------------
                                                                                            $     24,373,138
------------------------------------------------------------------------------------------------------------

PRINTING AND BUSINESS PRODUCTS -- 0.9%

American Color Graphics, 10.00%, 6/15/10                                 $          2,225   $      1,924,625
Merrill Corp., Series A, (PIK), 12.00%, 5/1/09                                      1,780          1,700,310
Merrill Corp., Series B, (PIK), 12.00%, 5/1/09                                      8,212          7,842,033
Xerox Corp., Sr. Notes, 7.125%, 6/15/10                                                55             56,100
------------------------------------------------------------------------------------------------------------
                                                                                            $     11,523,068
------------------------------------------------------------------------------------------------------------

PRINTING OR PUBLISHING - DIVERSIFICATION -- 1.2%

Hollinger Participation Trust, Sr. Notes, (PIK),
12.125%, 11/15/10(5)                                                     $         12,252   $     14,319,221
------------------------------------------------------------------------------------------------------------
                                                                                            $     14,319,221
------------------------------------------------------------------------------------------------------------

PUBLISHING -- 1.4%

American Media, Inc., Series B, 10.25%, 5/1/09                           $          3,549   $      3,744,195
CanWest Media, Inc., Sr. Sub. Notes,
10.625%, 5/15/11                                                                    5,310          6,040,125
CBD Media/CBD Finance, 8.625%, 6/1/11                                               2,040          2,187,900
Liberty Group Operating, 9.375%, 2/1/08                                             5,010          5,072,625
------------------------------------------------------------------------------------------------------------
                                                                                            $     17,044,845
------------------------------------------------------------------------------------------------------------

REITS -- 0.3%

CB Richard Ellis Services, Inc., Sr. Notes,
9.75%, 5/15/10                                                           $          1,920   $      2,150,400
Omega Healthcare Investors, Inc., Sr. Notes,
7.00%, 4/1/14(5)                                                                    1,340          1,373,500
------------------------------------------------------------------------------------------------------------
                                                                                            $      3,523,900
------------------------------------------------------------------------------------------------------------

RETAIL -- 0.8%

Couche-Tard US LP/Couche-Tard Finance Corp., Sr.
Sub. Notes, 7.50%, 12/15/13                                              $          2,705   $      2,853,775
PCA LLC/PCA Finance Corp., Sr. Notes,
11.875%, 8/1/09                                                                     5,971          6,717,375
------------------------------------------------------------------------------------------------------------
                                                                                            $      9,571,150
------------------------------------------------------------------------------------------------------------

RETAIL - APPAREL -- 0.6%

Mothers Work, Inc., 11.25%, 8/1/10                                       $          3,495   $      3,695,963
Payless Shoesource, Inc., Sr. Sub. Notes,
8.25%, 8/1/13                                                                       3,055          3,085,550
------------------------------------------------------------------------------------------------------------
                                                                                            $      6,781,513
------------------------------------------------------------------------------------------------------------

RETAIL - FOOD AND DRUG -- 0.1%

General Nutrition Center, Sr. Sub. Notes,
8.50%, 12/1/10(5)                                                        $          1,380   $      1,449,000
------------------------------------------------------------------------------------------------------------
                                                                                            $      1,449,000
------------------------------------------------------------------------------------------------------------

RETAIL - GENERAL -- 0.6%

Home Interiors & Gifts, 10.125%, 6/1/08                                  $          2,060   $      2,093,475
Jafra Cosmetics International, 10.75%, 5/15/11                                      1,935          2,201,063
Jo-Ann Stores, Inc., Sr. Sub. Notes, 7.50%, 3/1/12(5)                               1,105          1,132,625
Shopko Stores, Inc., Sr. Notes, 9.25%, 3/15/22                                      2,445          2,402,213
------------------------------------------------------------------------------------------------------------
                                                                                            $      7,829,376
------------------------------------------------------------------------------------------------------------

SEMICONDUCTORS -- 1.4%

AMI Semiconductor, Inc., 10.75%, 2/1/13$                                            2,884   $      3,395,910
Amkor Technologies, Inc., 5.75%, 6/1/06                                               400            399,500
Amkor Technologies, Inc., Sr. Notes, 9.25%, 2/15/08                                   200            215,000

                        See notes to financial statements

                                                                         PRINCIPAL
                                                                         AMOUNT
SECURITY                                                                 (000'S OMITTED)    VALUE
------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS (CONTINUED)

Chippac International Ltd., 12.75%, 8/1/09                               $          5,545   $      6,044,050
ON Semiconductor Corp., 13.00%, 5/15/08                                             6,175          7,471,750
------------------------------------------------------------------------------------------------------------
                                                                                            $     17,526,210
------------------------------------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT -- 1.6%

Inmarsat Finance PLC, 7.625%, 6/30/12(5)                                 $          1,615   $      1,655,375
Marconi Corp. PLC, Series A, 8.00%, 4/30/08(5)                                      4,407          4,838,612
Nortel Networks Ltd., 4.25%, 9/1/08                                                 8,760          8,256,300
Nortel Networks Ltd., 6.125%, 2/15/06                                               5,130          5,097,938
------------------------------------------------------------------------------------------------------------
                                                                                            $     19,848,225
------------------------------------------------------------------------------------------------------------

TELEPHONE - INTEGRATED -- 0.2%

Cincinnati Bell, Inc., Sr. Sub. Notes,
8.375%, 1/15/14                                                          $          2,085   $      1,980,750
------------------------------------------------------------------------------------------------------------
                                                                                            $      1,980,750
------------------------------------------------------------------------------------------------------------

TOBACCO -- 0.2%

North Atlantic Trading Co., Sr. Notes,
9.25%, 3/1/12(5)                                                         $          2,825   $      2,874,438
------------------------------------------------------------------------------------------------------------
                                                                                            $      2,874,438
------------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 0.4%

OMI Corp., Sr. Notes, 7.625%, 12/1/13                                    $          3,320   $      3,452,800
Petroleum Helicopters, Series B, 9.375%, 5/1/09                                       220            234,300
Quality Distribution LLC/QD Capital Corp.,
9.00%, 11/15/10(5)                                                                  1,145          1,150,725
------------------------------------------------------------------------------------------------------------
                                                                                            $      4,837,825
------------------------------------------------------------------------------------------------------------

UTILITIES -- 2.1%

El Paso Corp., Sr. Notes, 7.00%, 5/15/11                                 $            940   $        803,700
Illinois Power, 7.50%, 6/15/09                                                      2,660          2,965,900
National Waterworks, Inc., Series B, 10.50%, 12/1/12                                2,925          3,305,250
NRG Energy, Inc., Sr. Notes, 8.00%, 12/15/13(5)                                     9,185          9,299,813
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10                               6,490          8,015,150
Reliant Energy, Inc., 9.25%, 7/15/10                                                1,200          1,290,000
------------------------------------------------------------------------------------------------------------
                                                                                            $     25,679,813
------------------------------------------------------------------------------------------------------------

UTILITY - ELECTRIC POWER GENERATION -- 4.4%

AES Corp., 10.00%, 7/15/05(5)                                            $          1,445   $      1,488,498
AES Corp., Sr. Notes, 8.75%, 6/15/08                                                5,550          5,799,750
AES Corp., Sr. Notes, 8.75%, 5/15/13(5)                                  $          3,535   $      3,861,988
AES Corp., Sr. Notes, 8.875%, 2/15/11                                                 457            482,135
AES Corp., Sr. Notes, 9.00%, 5/15/15(5)                                             1,585          1,735,575
AES Corp., Sr. Notes, 9.375%, 9/15/10                                               3,519          3,800,520
AES Corp., Sr. Sub. Notes, 8.50%, 11/1/07                                           4,495          4,624,231
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17                                      2,648          2,967,812
Calpine Corp., 8.75%, 7/15/13(5)                                                    5,645          5,024,050
Calpine Corp., Sr. Notes, 7.625%, 4/15/06                                           4,550          3,799,250
Calpine Corp., Sr. Notes, 7.875%, 4/1/08                                              735            518,175
Calpine Corp., Sr. Notes, 8.25%, 8/15/05                                           13,150         12,361,000
Calpine Corp., Sr. Notes, 8.50%, 7/15/10(5)                                         6,575          5,851,750
Calpine Corp., Sr. Notes, 8.75%, 7/15/07                                              550            412,500
Calpine Corp., Sr. Notes, 10.50%, 5/15/06                                           1,595          1,443,475
------------------------------------------------------------------------------------------------------------
                                                                                            $     54,170,709
------------------------------------------------------------------------------------------------------------

WASTE MANAGEMENT -- 0.1%

Allied Waste Industries, Series B, 9.25%, 9/1/12                         $            305   $        347,700
Waste Services, Inc., Sr. Sub. Notes,
9.50%, 4/15/14(5)                                                                   1,345          1,385,350
------------------------------------------------------------------------------------------------------------
                                                                                            $      1,733,050
------------------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 8.2%

Alamosa Delaware, Inc., Sr. Notes,
8.50%, 1/31/12(5)                                                        $          1,955   $      1,901,238
American Tower Corp., Sr. Notes, 9.375%, 2/1/09                                    11,615         12,515,163
Centennial Cellular Operating Co./Centennial
Communications Corp., Sr. Notes, 10.125%, 6/15/13                                  10,040         10,391,400
Crown Castle International Corp., Sr. Disc. Notes,
11.25%, (0% until 2004), 8/1/11                                                     1,465          1,540,081
Crown Castle International Corp., Sr. Notes,
10.75%, 8/1/11                                                                        315            359,100
Insight Midwest/Insight Capital, Sr. Notes,
10.50%, 11/1/10                                                                     1,645          1,801,275
IWO Holdings, Inc., 14.00%, 1/15/11                                                 7,490          2,733,850
LCI International, Inc., Sr. Notes, 7.25%, 6/15/07                                  7,595          6,721,575
Level 3 Financing, Inc., Sr. Notes,
10.75%, 10/15/11(5)                                                                   250            222,500
Nextel Communications, Inc., 6.00%, 6/1/11                                          5,230          5,622,250
Nextel Communications, Inc., Sr. Notes,
7.375%, 8/1/15                                                                        420            438,375
Nextel Partners, Inc., Sr. Notes, 11.00%, 3/15/10                                   6,590          7,479,650
Nextel Partners, Inc., Sr. Notes, 11.00%, 3/15/10                                     805            913,675
Nextel Partners, Inc., Sr. Notes, 12.50%, 11/15/09                                  3,698          4,345,150
Ono Finance PLC, 13.00%, 5/1/09                                                     3,405          3,656,119

                        See notes to financial statements

                                                                         PRINCIPAL
                                                                         AMOUNT
SECURITY                                                                 (000'S OMITTED)    VALUE
------------------------------------------------------------------------------------------------------------
WIRELESS COMMUNICATION SERVICES (CONTINUED)

Ono Finance PLC, Sr. Notes, 14.00%, 7/15/10                              EUR        1,840   $      2,492,441
Ono Finance PLC, Sr. Notes, 14.00%, 2/15/11                                         3,672          4,273,290
Ono Finance PLC, Sr.Notes, 14.00%, 2/15/11                               EUR        1,935          2,702,312
PTC International Finance II SA, 11.25%, 12/1/09                                    1,670          1,803,600
PTC International Finance II SA, 11.25%, 12/1/09                         EUR        3,010          3,895,948
Rural Cellular Corp., Sr. Notes, 8.25%, 3/15/12(5)                                  2,415          2,505,563
SBA Telecommunications, Sr. Disc. Notes,
(0% until 2007), 0.00%, 12/19/11(5)                                                 3,170          2,361,650
Telemig Celular SA/Amazonia Celular SA,
8.75%, 1/20/09(5)                                                                   2,030          1,938,650
TSI Telecommunication, Series B, 12.75%, 2/1/09                                     1,605          1,757,475
UbiquiTel Operating Co., Sr. Notes, 9.875%, 3/1/11(5)                               5,335          5,361,675
US Unwired, Inc., Sr. Sub. Disc. Notes, Series B,
(0% until 2004), 0.00%, 11/1/09                                                     1,940          1,940,000
Western Wireless Corp., Sr. Notes, 9.25%, 7/15/13                                   9,075          9,369,938
------------------------------------------------------------------------------------------------------------
                                                                                            $    101,043,943
------------------------------------------------------------------------------------------------------------

WIRELINE COMMUNICATION SERVICES -- 2.5%

NTL Cable PLC, Sr. Notes, 8.75%, 4/15/14(5)                              $          1,360   $      1,411,000
Qwest Capital Funding, 7.00%, 8/3/09                                                1,160            977,300
Qwest Capital Funding, 7.75%, 8/15/06                                                 965            950,525
Qwest Capital Funding, 7.75%, 2/15/31                                               4,115          3,127,400
Qwest Capital Funding, 7.90%, 8/15/10                                               3,825          3,289,500
Qwest Services Corp., 13.50%, 12/15/10(5)                                          17,195         20,032,175
U.S. West Communications, Debs., 7.20%, 11/10/26                                      585            506,025
------------------------------------------------------------------------------------------------------------
                                                                                            $     30,293,925
------------------------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS & NOTES
   (IDENTIFIED COST $1,078,357,822)                                                         $  1,141,076,736
------------------------------------------------------------------------------------------------------------

CONVERTIBLE BONDS -- 0.8%

                                                                         PRINCIPAL
                                                                         AMOUNT
SECURITY                                                                 (000'S OMITTED)    VALUE
------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 5.75%, 10/15/05                            $          1,995   $      1,940,137
Kerzner International Ltd., 2.375%, 4/15/24(4)(5)                                   2,720          2,699,600
Sinclair Broadcast Group, Inc., 4.875%, 7/15/18                                     1,480          1,492,950
Wynn Resorts, 6.00%, 7/15/15(5)                                                     1,935          3,797,438
------------------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE BONDS
   (IDENTIFIED COST, $8,149,427)                                                            $      9,930,125
------------------------------------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS -- 0.7%

SECURITY                                                                          SHARES    VALUE
------------------------------------------------------------------------------------------------------------
CHEMICALS -- 0.0%

Pioneer Companies, Inc., Common(4)(6)                                              67,381   $        320,060
Sterling Chemicals, Inc., Common                                                    1,821             46,663
------------------------------------------------------------------------------------------------------------
                                                                                            $        366,723
------------------------------------------------------------------------------------------------------------

COMPUTER SERVICES -- 0.2%

DigitalNet Holdings, Inc., Common(6)                                              113,650   $      2,700,324
------------------------------------------------------------------------------------------------------------
                                                                                            $      2,700,324
------------------------------------------------------------------------------------------------------------

LODGING AND GAMING -- 0.0%

Peninsula Gaming LLC, Convertible Preferred
Membership Interests(6)(7)                                                         25,351   $        152,107
------------------------------------------------------------------------------------------------------------
                                                                                            $        152,107
------------------------------------------------------------------------------------------------------------

PRINTING AND BUSINESS PRODUCTS -- 0.0%

Merrill Corp., Warrants, Class A, Exp. 1/1/10(4)(6)                                 9,547   $              0
------------------------------------------------------------------------------------------------------------
                                                                                            $              0
------------------------------------------------------------------------------------------------------------

RESTAURANTS -- 0.0%

New World Coffee, Warrants, Exp. 6/15/06(6)(7)                                        557   $              6
New World Coffee, Warrants, Exp. 6/20/06(6)(7)                                        687                  7
------------------------------------------------------------------------------------------------------------
                                                                                            $             13
------------------------------------------------------------------------------------------------------------

SEMICONDUCTORS -- 0.0%

Asat Finance, Warrants, Exp. 11/1/06(4)(6)                                          5,660   $         84,221
------------------------------------------------------------------------------------------------------------
                                                                                            $         84,221
------------------------------------------------------------------------------------------------------------

SERVICES -- 0.0%

HF Holdings, Inc., Warrants, Exp. 9/27/09(4)(6)                                    13,600   $              0
------------------------------------------------------------------------------------------------------------
                                                                                            $              0
------------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 0.0%

Quality Distribution, Inc., Warrants, Exp.1/15/07(4)(6)                             3,266   $         55,685
VS Holdings, Inc., Common(6)(7)                                                    88,916             44,458
------------------------------------------------------------------------------------------------------------
                                                                                            $        100,143
------------------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 0.5%

American Tower Corp., Warrants, Exp. 8/1/08(6)                                      5,070   $        808,665
Crown Castle International Corp., Common(6)                                         8,902            124,183
NTL, Inc., Common(6)                                                               85,015          4,826,301

                        See notes to financial statements

SECURITY                                                                 SHARES             VALUE
------------------------------------------------------------------------------------------------------------
WIRELESS COMMUNICATION SERVICES (CONTINUED)

Ono Finance PLC, Warrants, Exp. 3/16/11(4)(6)                                       3,370   $              0
Ono Finance PLC, Warrants, Exp. 5/31/09(4)(6)                                       9,690                  0
Ono Finance PLC, Warrants, Exp. 5/31/09(4)(6)                                       3,390                  0
------------------------------------------------------------------------------------------------------------
                                                                                            $      5,759,149
------------------------------------------------------------------------------------------------------------

WIRELINE COMMUNICATION SERVICES -- 0.0%

Primus Telecommunications Group, Warrants,
Exp. 8/1/04(4)(6)                                                                   4,600   $              0
------------------------------------------------------------------------------------------------------------
                                                                                            $              0
------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS AND WARRANTS
   (IDENTIFIED COST $8,142,520)                                                             $      9,162,680
------------------------------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 1.0%

SECURITY                                                                          SHARES    VALUE
------------------------------------------------------------------------------------------------------------
ENTERTAINMENT -- 0.0%

Six Flags, Inc.                                                                    19,570   $        454,024
------------------------------------------------------------------------------------------------------------
                                                                                            $        454,024
------------------------------------------------------------------------------------------------------------

NETWORKING PRODUCTS -- 0.1%

Lucent Technologies Capital Trust I                                                   745   $        869,788
------------------------------------------------------------------------------------------------------------
                                                                                            $        869,788
------------------------------------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 0.3%

Chesapeake Energy Corp.                                                            11,225   $      1,247,378
Williams Cos., Inc.(5)                                                             45,592          3,048,965
------------------------------------------------------------------------------------------------------------
                                                                                            $      4,296,343
------------------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 0.6%

Crown Castle International Corp.                                                  152,605   $      7,115,208
------------------------------------------------------------------------------------------------------------
                                                                                            $      7,115,208
------------------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS
   (IDENTIFIED COST $11,194,945)                                                            $     12,735,363
------------------------------------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.4%

SECURITY                                                                          SHARES    VALUE
------------------------------------------------------------------------------------------------------------
WIRELESS COMMUNICATION SERVICES -- 0.4%

Rural Cellular Corp., 12.25% (PIK)                                                  7,142   $      5,017,417
------------------------------------------------------------------------------------------------------------
                                                                                            $      5,017,417
------------------------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
   (IDENTIFIED COST $5,925,280)                                                             $      5,017,417
------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.0%

                                                                         PRINCIPAL
                                                                         AMOUNT
SECURITY                                                                 (000'S OMITTED)    VALUE
------------------------------------------------------------------------------------------------------------
Investors Bank & Trust Company Time
Deposit, 1.07%, 5/3/04                                                   $         12,528   $     12,528,000
------------------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $12,528,000)                                                         $     12,528,000
------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 97.8%
   (IDENTIFIED COST $1,138,671,307)                                                         $  1,205,833,253
------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.2%                                                      $     26,734,713
------------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                        $  1,232,567,966
------------------------------------------------------------------------------------------------------------

EUR - Euro Dollar

PIK - Payment In Kind.

(1) Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years.

(2) Interest rates are periodically predetermined by a reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks or (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR).

(3)  Defaulted security.

(4) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(6)  Non-income producing security.

(7)  Restricted security.

                        See notes to financial statements

HIGH INCOME PORTFOLIO as of April 30, 2004

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2004

ASSETS

Investments, at value (identified cost, $1,138,671,307)                       $    1,205,833,253
Cash                                                                                      22,399
Receivable for investments sold                                                       15,035,709
Interest and dividends receivable                                                     26,409,549
------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $    1,247,300,910
------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                             $       14,562,634
Payable for open forward foreign currency contracts                                      114,702
Payable for Trustees' fees                                                                 2,183
Accrued expenses                                                                          53,425
------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $       14,732,944
------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                     $    1,232,567,966
------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                       $    1,165,507,349
Net unrealized appreciation (computed on the basis of identified cost)                67,060,617
------------------------------------------------------------------------------------------------
TOTAL                                                                         $    1,232,567,966
------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2004

INVESTMENT INCOME

Interest                                                                      $       55,982,987
Dividends                                                                              1,255,522
Miscellaneous                                                                            508,639
------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                       $       57,747,148
------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                        $        3,414,051
Trustees' fees and expenses                                                               15,078
Custodian fee                                                                            170,867
Legal and accounting services                                                             34,565
Miscellaneous                                                                              5,623
------------------------------------------------------------------------------------------------
Total expenses                                                                $        3,640,184
------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                         $       54,106,964
------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                            $        6,679,467
   Foreign currency and forward foreign currency exchange
      contract transactions                                                              363,598
------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                             $        7,043,065
------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                        $       24,769,562
   Foreign currency and forward foreign currency exchange contracts                     (178,384)
------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          $       24,591,178
------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                              $       31,634,243
------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $       85,741,207
------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SIX MONTHS ENDED
INCREASE (DECREASE)                                                      APRIL 30, 2004     YEAR ENDED
IN NET ASSETS                                                            (UNAUDITED)        OCTOBER 31, 2003
------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                                 $     54,106,964   $    103,905,446
   Net realized gain from investments and
      foreign currency transactions                                             7,043,065         26,267,616
   Net change in unrealized
      appreciation (depreciation) from
      investments and foreign currency                                         24,591,178        174,501,253
------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                               $     85,741,207   $    304,674,315
------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                                         $    277,309,110   $    225,082,542
   Withdrawals                                                               (294,525,404)      (255,366,876)
------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                                  $    (17,216,294)  $    (30,284,334)
------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                               $     68,524,913   $    274,389,981
------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                   $  1,164,043,053   $    889,653,072
------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                         $  1,232,567,966   $  1,164,043,053
------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                SIX MONTHS ENDED                  YEAR ENDED OCTOBER 31,                     YEAR ENDED MARCH 31,
                                APRIL 30, 2004       ------------------------------------------------     -------------------------
                                (UNAUDITED)              2003      2002(1)       2001        2000(2)          2000         1999
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of
  average daily net assets):
   Expenses                                 0.60%(3)        0.66%      0.64%         0.67%        0.67%(3)        0.64%        0.65%
   Net investment income                    8.89%(3)       10.04%     10.38%        11.96%       11.46%(3)       10.54%       10.23%
Portfolio Turnover                            38%            122%        88%           83%          41%            113%         150%
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(4)                             7.38%          34.76%     (4.36)%          --           --              --           --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
(000'S OMITTED)                      $ 1,232,568     $ 1,164,043  $ 889,653   $ 1,186,751  $ 1,163,806     $ 1,184,998  $ 1,039,223
-----------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease the ratio of net investment income to average net assets from 10.59% to 10.38%. Ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(2)  For the seven-month period ended October 31, 2000.

(3)  Annualized.

(4) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

HIGH INCOME PORTFOLIO as of April 30, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   High Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2004 Eaton Vance High Income Fund, Eaton Vance Floating-Rate High Income Fund and Eaton Vance Strategic Income Fund held an approximate 75.8%, 12.5% and 5.6% interest in the Portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Investments listed on securities exchanges are valued at closing sale prices. Investments listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. The Portfolio also invests in interests in senior floating rate loans (Senior Loans). The Portfolio's investment adviser, Boston Management and Research
   (BMR) a wholly owned subsidiary of Eaton Vance Management (EVM), has characterized certain Senior Loans as liquid based on a predetermined acceptable number and range of market quotations available. Such loans are valued on the basis of market valuations furnished by a pricing service. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Other Senior Loans are valued at fair value by BMR under procedures established by the Trustees as permitted by section 2(a)(41).

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Dividend income is recorded on ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

   C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   F FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

   G USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expense during the reporting period. Actual results could differ from those estimates.

   H INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   I OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   J INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to April 30, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by BMR, a wholly-owned subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended April 30, 2004, the fee was equivalent to 0.56% (annualized) of the Portfolio's average daily net assets and amounted to $3,414,051. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2004, no significant amounts have been deferred.

3  INVESTMENTS

   The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $474,906,183 and $456,090,087, respectively, for the six months ended April 30, 2004.

4  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2004.

5  FINANCIAL INSTRUMENTS

   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2004 is as follows:

   Forward Foreign Currency Exchange Contracts

   SALES

                                                          NET
   SETTLEMENT                          IN EXCHANGE FOR    UNREALIZED
   DATE(S)     DELIVER                 (IN U.S. DOLLARS)  DEPRECIATION
   -------------------------------------------------------------------
   5/28/04     Euro Dollar 7,819,833   $     9,253,208    $   (114,702)
   -------------------------------------------------------------------
                                       $     9,253,208    $   (114,702)
   -------------------------------------------------------------------

   At April 30, 2004, the Portfolio had sufficient cash and/or securities to cover any margin requirements under these contracts.

6  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2004 as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                      $     1,142,210,373
   -------------------------------------------------------
   Gross unrealized appreciation       $        89,816,426
   Gross unrealized depreciation               (26,193,546)
   -------------------------------------------------------

   NET UNREALIZED APPRECIATION         $        63,622,880
   -------------------------------------------------------

7  RESTRICTED SECURITIES

   At April 30, 2004, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                DATE OF
   DESCRIPTION                  ACQUISITION   SHARES/FACE      COST       FAIR VALUE
   ---------------------------------------------------------------------------------
   COMMON STOCKS AND WARRANTS

   New World Coffee,
   Warrants, Exp. 6/15/06           9/15/02 -
                                    7/15/02           557   $         0  $         6
   New World Coffee,
   Warrants, Exp. 6/20/06           9/30/02           687             0            7
   Peninsula Gaming LLC,
   Convertible Preferred
   Membership Interests             7/08/99        25,351             0      152,107
   VS Holdings, Inc., Common        4/03/02        88,916     1,111,000       44,458
   ---------------------------------------------------------------------------------
                                                            $ 1,111,000  $   196,578
   ---------------------------------------------------------------------------------

EATON VANCE HIGH INCOME FUND

INVESTMENT MANAGEMENT

EATON VANCE HIGH INCOME FUND

OFFICERS

Thomas E. Faust Jr.
President

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

TRUSTEES

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

HIGH INCOME PORTFOLIO

OFFICERS

Michael W. Weilheimer
President and Co-Portfolio
Manager

Thomas P. Huggins
Vice President and Co-Portfolio
Manager

Barbara E. Campbell
Treasurer

Alan R. Dynner
Secretary

TRUSTEES

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

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

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

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

                   INVESTMENT ADVISER OF HIGH INCOME PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                  ADMINISTRATOR OF EATON VANCE HIGH INCOME FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122


                          EATON VANCE HIGH INCOME FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

446-6/04                                                                   HISRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUTUAL FUNDS TRUST ON BEHALF OF EATON VANCE HIGH INCOME FUND

By:    /s/ Thomas E. Faust Jr.
       -------------------------------
       Thomas E. Faust Jr.
       President


Date:  June 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ James L. O'Connor
       -------------------------------
       James L. O'Connor
       Treasurer


Date:  June 14, 2004


By:    /s/ Thomas E. Faust Jr.
       ------------------------------
       Thomas E. Faust Jr.
       President


Date:    June 14, 2004